Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended	18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 01, 2019	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Cohen & Steers Realty Shares, Inc. | Class A
Account Value [Line Items]
Line Graph and Table Measure Name															Class A
Accumulated Value	$ 9,550		$ 10,469		$ 10,140		$ 14,422		$ 10,792		$ 12,128		$ 12,883		$ 13,210
Cohen & Steers Realty Shares, Inc. | Class C
Account Value [Line Items]
Line Graph and Table Measure Name															Class C
Accumulated Value	10,000		10,928		10,516		14,863		11,051		12,336		13,019		$ 13,265
Cohen & Steers Realty Shares, Inc. | Class I
Account Value [Line Items]
Line Graph and Table Measure Name															Class I
Accumulated Value	100,000		109,747		106,570		151,985		114,056		128,497		136,873		$ 140,743
Cohen & Steers Realty Shares, Inc. | Class L
Account Value [Line Items]
Line Graph and Table Measure Name																			Class L
Accumulated Value		$ 10,000		$ 10,561		$ 11,310		$ 10,836		$ 14,401		$ 13,986		$ 19,946		$ 14,967	$ 16,863	$ 17,960	$ 18,467
Cohen & Steers Realty Shares, Inc. | Class R
Account Value [Line Items]
Line Graph and Table Measure Name															Class R
Accumulated Value	10,000		10,955		10,592		15,044		11,240		12,612		13,377		$ 13,698
Cohen & Steers Realty Shares, Inc. | Class Z
Account Value [Line Items]
Line Graph and Table Measure Name															Class Z
Accumulated Value	10,000		10,980		10,671		15,231		11,438		12,897		13,749		$ 14,148
Cohen & Steers Realty Shares, Inc. | Class A | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name															Linked Index1
Accumulated Value	10,000		10,817		10,263		14,501		10,883		12,119		12,716		$ 13,005
Cohen & Steers Realty Shares, Inc. | Class C | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name															Linked Index1
Accumulated Value	10,000		10,817		10,263		14,501		10,883		12,119		12,716		$ 13,005
Cohen & Steers Realty Shares, Inc. | Class I | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name															Linked Index1
Accumulated Value	100,000		108,169		102,629		145,013		108,835		121,194		127,160		$ 130,047
Cohen & Steers Realty Shares, Inc. | Class L | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Linked Index1
Accumulated Value		10,000		10,852		11,419		10,891		13,912		13,200		18,651		13,998	15,587	16,355	$ 16,726
Cohen & Steers Realty Shares, Inc. | Class R | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name															Linked Index1
Accumulated Value	10,000		10,817		10,263		14,501		10,883		12,119		12,716		$ 13,005
Cohen & Steers Realty Shares, Inc. | Class Z | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name															Linked Index1
Accumulated Value	10,000		10,817		10,263		14,501		10,883		12,119		12,716		$ 13,005
Cohen & Steers Realty Shares, Inc. | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Accumulated Value	10,000		11,008		13,033		16,774		13,736		17,347		21,687		$ 25,565
Cohen & Steers Realty Shares, Inc. | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Accumulated Value	10,000		11,008		13,033		16,774		13,736		17,347		21,687		$ 25,565
Cohen & Steers Realty Shares, Inc. | Class I | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Accumulated Value	100,000		110,077		130,330		167,741		137,362		173,471		216,873		$ 255,650
Cohen & Steers Realty Shares, Inc. | Class L | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																			S&P 500 Index
Accumulated Value		$ 10,000		$ 11,196		$ 13,640		$ 13,042		$ 17,149		$ 20,304		$ 26,132		$ 21,399	$ 27,025	$ 33,786	$ 39,827
Cohen & Steers Realty Shares, Inc. | Class R | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Accumulated Value	10,000		11,008		13,033		16,774		13,736		17,347		21,687		$ 25,565
Cohen & Steers Realty Shares, Inc. | Class Z | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name															S&P 500 Index
Accumulated Value	$ 10,000		$ 11,008		$ 13,033		$ 16,774		$ 13,736		$ 17,347		$ 21,687		$ 25,565